Exceptional Items - Summary of Exceptional Items Related to the US Tax Reform (Detail) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Disclosure of exceptional items [Line Items]
Loss before taxation	$ (650)	$ (763)	$ (2,520)
Non-current tax payable	137
US tax reform [Member]
Disclosure of exceptional items [Line Items]
Re-measurement of deferred taxes as a result of reduced US corporate income tax rate	(1,390)
Impairment of foreign tax credits	(834)
Net impact of tax charges on deemed repatriation of accumulated earnings of non-US subsidiaries	(194)
Recognition of Alternative Minimum Tax Credits	95
Other impacts	3
Loss before taxation	(2,320)
Non-current tax payable	$ (134)